CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 10: CONVERTIBLE NOTES PAYABLE

As of December 31, 2021 and 2020, the Company had the following convertible notes outstanding, all are current liabilities:

		December 31, 2021	December 31, 2020
GS Capital	(a)	$-	$-
Platinum Point Capital	(b)	-	-
Evergreen Capital Management LLC	(c)	1,440,000	-
Total Convertible Notes Payable		$1,440,000	$-
Less: Discounts		(785,149)	-
		$654,851	$-

(a)	On January 19, 2021, the Company entered into a 12% Convertible Promissory Note with GS Capital Partners, LLC (the “GS Note”) in the amount of $125,000. The GS Note has a maturity of one-year and is to be repaid commencing on the fifth month anniversary and every month thereafter in the amount of $20,000. The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days. There are certain price protections for GS Capital Partners, LLC under the terms of the GS Note, which make the conversion option a derivative liability. The Company recorded an original issue discount in the amount of $10,000 and $5,000 was paid out of the proceeds for legal fees. In accordance with the terms of the GS Note, the Company issued 3,250 shares of common stock as a commitment fee and issued 21,250 shares of common stock that are returnable upon achievement of the terms of the GS Note. The Company has repaid the GS Note and GS Capital Partners, LLC returned the 21,250 refundable shares in October 2021.

(b)	On February 12, 2021, the Company entered into a 10% Convertible Promissory Note with Platinum Point Capital, LLC (the “Platinum Note”). The Platinum Note has a maturity of one-year. The conversion price of the Platinum Note is the greater of (a) $0.08 or (b) 70% of the lowest closing stock price over the previous 15 trading days. There are certain price protections for Platinum Point Capital, LLC under the terms of the Platinum Note, which make the conversion option a derivative liability. The Company granted 25,000 warrants that have a term of three-years and an exercise price of $16.00 per share with the Platinum Note. The warrants granted with the Platinum Note also contain certain price protections, that make the value of the warrants a derivative liability. The Company and Platinum Point Capital, LLC entered into an amendment to exclude the Mimo warrants granted on February 17, 2021 from the price protections. In accordance with the terms of the Platinum Note, the Company issued 7,500 shares as a commitment fee. On October 6, 2021, Platinum converted $75,000 of their outstanding balance into 50,730 shares of common stock, and then on October 8, 2021, the Company paid the remaining principal balance of $325,000 along with the accrued interest payable of $25,644 and a prepayment penalty of $70,129, for a total of $420,773.

(c)	On September 17, 2021, the Company entered into a 20% OID Senior Secured Promissory Note with Evergreen Capital Management LLC (the “Evergreen 1”) in the amount of $720,000 (includes $120,000 of Original Issue Discount). The Evergreen 1 has a maturity of nine months to June 17, 2022. The Evergreen 1 accrues interest at a rate of 10% per year. The conversion price of Evergreen 1 is the lower of (a) $11.60 (“Fixed Conversion Price”) or (b) upon the occurrence and during the continuation of any Event of Default, if lower, 90% of the average of the two lowest VWAPs for the five (5) consecutive Trading Day that is immediately prior to the applicable Conversion Date (the “Default Conversion Price”). There are certain price protections for Evergreen Capital Management LLC under the terms of Evergreen 1, which make the conversion option a derivative liability. The Company granted 62,069 warrants that have a term of five-years and an exercise price of $11.60 per share with Evergreen 1. The warrants granted with Evergreen 1 also contain certain price protections, that make the value of the warrants a derivative liability.

As a commission on this note, the Company granted to the investment bankers, 4,966 warrants with the same terms as the Evergreen Capital Management warrants. The Company recognized a commission expense for $37,977 on these warrants.

On October 8, 2021, the Company entered into a 20% OID Senior Secured Promissory Note in the amount of $480,000 (includes $80,000 of Original Issue Discount) with Evergreen Capital Management LLC (the “Evergreen 2”). The Evergreen 2 has a maturity of nine months to July 8, 2022. The Evergreen 2 accrues interest at a rate of 10% per year. The conversion price of Evergreen 2 is the lower of (a) $11.60 (“Fixed Conversion Price”) or (b) upon the occurrence and during the continuation of any Event of Default, if lower, 90% of the average of the two lowest VWAPs for the five (5) consecutive Trading Day that is immediately prior to the applicable Conversion Date (the “Default Conversion Price”). There are certain price protections for Evergreen Capital Management LLC under the terms of Evergreen 2, which make the conversion option a derivative liability. The Company granted 41,379 warrants that have a term of five-years and an exercise price of $11.60 per share with Evergreen 2. The warrants granted with Evergreen 2 also contain certain price protections, that make the value of the warrants a derivative liability.

As a commission on this note, the Company granted to the investment bankers, 3,310 warrants with the same terms as the Evergreen Capital Management warrants. The Company recognized a commission expense for $9,695 on these warrants.

On October 15, 2021, the Company entered into a 20% OID Senior Secured Promissory Note in the amount of $240,000 (includes $40,000 of Original Issue Discount) with Evergreen Capital Management LLC (the “Evergreen 3”). The Evergreen 3 has a maturity of nine months to July 15, 2022. The Evergreen 3 accrues interest at a rate of 10% per year. The conversion price of Evergreen 3 is the lower of (a) $11.60 (“Fixed Conversion Price”) or (b) upon the occurrence and during the continuation of any Event of Default, if lower, 90% of the average of the two lowest VWAPs for the five (5) consecutive Trading Day that is immediately prior to the applicable Conversion Date (the “Default Conversion Price”). There are certain price protections for Evergreen Capital Management LLC under the terms of Evergreen 3, which make the conversion option a derivative liability. The Company granted 20,690 warrants that have a term of five-years and an exercise price of $11.60 per share with Evergreen 3. The warrants granted with Evergreen 3 also contain certain price protections, that make the value of the warrants a derivative liability.

As a commission on this note, the Company granted to the investment bankers, 1,655 warrants with the same terms as the Evergreen Capital Management warrants. The Company recognized a commission expense for $5,756 on these warrants.

Interest expense on these notes for the years ended December 31, 2021 and 2020 are $78,247 and $0, respectively. Amortization of debt and original issue discounts was $629,759 and $0 for the years ended December 31, 2021 and 2020, respectively.